Subsidiary undertakings (Details)	12 Months Ended
	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Flamenco Block Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Flamenco Block (Chile)
Proportion of ownership interest in subsidiary	50.00%	[1]
Campanario Block Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Campanario Block (Chile)
Proportion of ownership interest in subsidiary	50.00%	[1]
Isla Norte Block Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Isla Norte Block (Chile)
Proportion of ownership interest in subsidiary	60.00%	[1]
YamuCarupana Block Colombia [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Yamu/Carupana Block (Colombia)
Proportion of ownership interest in subsidiary	89.50%	[1]
Llanos 32 Block Colombia [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Llanos 32 Block (Colombia)
Proportion of ownership interest in subsidiary	12.50%
CPO-4 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CPO-4 Block (Colombia)
Proportion of ownership interest in subsidiary	50.00%	[1]
Puelen Block Argentina [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Puelen Block (Argentina)
Proportion of ownership interest in subsidiary	18.00%
Sierra del Nevado Block Argentina [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sierra del Nevado Block (Argentina)
Proportion of ownership interest in subsidiary	18.00%
CN-V Block Argentina [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CN-V Block (Argentina)
Proportion of ownership interest in subsidiary	50.00%	[1]
Manati Field Brazil [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Manati Field (Brazil)
Proportion of ownership interest in subsidiary	10.00%
Tranquilos Block Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Tranquilo Block (Chile)
Proportion of ownership interest in subsidiary	50.00%
GeoPark Argentina Limited - Bermuda [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Argentina Limited (Bermuda)
Proportion of ownership interest in subsidiary	100.00%
GeoPark Argentina Limited - Argentinean Branch [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Argentina Limited – Argentinean Branch
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Latin America Limited (Bermuda) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Latin America Limited (Bermuda)
Proportion of ownership interest in subsidiary	100.00%
GeoPark Latin America Limited - Agencia en Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Latin America Limited – Agencia en Chile
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark S.A. Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark S.A. (Chile)
Proportion of ownership interest in subsidiary	100.00%	[2],[3]
GeoPark Brazil Exploracao y Producao de Petroleo e Gas Ltda. Brazil [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Chile S.A. Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Chile S.A. (Chile)
Proportion of ownership interest in subsidiary	80.00%	[2],[4]
GeoPark Fell S.p.A. Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Fell S.p.A. (Chile)
Proportion of ownership interest in subsidiary	80.00%	[2],[4]
GeoPark Magallanes Limitada Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Magallanes Limitada (Chile)
Proportion of ownership interest in subsidiary	80.00%	[2],[4]
GeoPark Colombia S.A. Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Colombia S.A. (Chile)
Proportion of ownership interest in subsidiary	100.00%	[2],[3]
GeoPark Colombia SAS Colombia [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Colombia SAS (Colombia)
Proportion of ownership interest in subsidiary	80.00%	[2],[4]
GeoPark Colombia Cooperatie U.A. The Netherlands [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Colombia Coöperatie U.A. (The Netherlands)
Proportion of ownership interest in subsidiary	80.00%	[2],[4]
GeoPark S.A.C. Peru [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark S.A.C. (Peru)
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Peru S.A.C. Peru [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Operadora del Peru S.A.C. Peru [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Operadora del Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Colombia E and P S.A.(Panama) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Colombia E&P S.A.(Panama)
Proportion of ownership interest in subsidiary	100.00%	[2],[3]
GeoPark Colombia E and P Sucursal Colombia (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Colombia E&P Sucursal Colombia (Colombia)
Proportion of ownership interest in subsidiary	100.00%	[2],[3]
GeoPark Latin America S.L.U. Spain [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Latin America S.L.U. (Spain)
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Peru S.L.U. Spain [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Peru S.L.U. (Spain)
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Brazil S.L.U. Spain [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Brazil S.L.U. (Spain)
Proportion of ownership interest in subsidiary	100.00%	[2]
GeoPark Mexico S.A.P.I. de C.V. Mexico [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark Mexico S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiary	100.00%	[3]
Ogarrio E and P S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Ogarrio E&P S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiary	51.00%	[2],[3]
GeoPark UK Limited United Kingdom [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark (UK) Limited (United Kingdom)
Proportion of ownership interest in subsidiary	100.00%
GeoPark TdF S.A. Chile [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GeoPark TdF S.A. (Chile)
Proportion of ownership interest in subsidiary	68.80%	[2],[5]

[1]	GeoPark is the operator.
[2]	Indirectly owned.
[3]	Dormant companies.
[4]	LG International has 20% interest.
[5]	LG International has 20% interest through GeoPark Chile S.A. and a 14% direct interest, totaling 31.2%.